Prepaid Expenses and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets	$ 285,318	$ 1,124,998	$ 304,836